Note 4 - Equipment - Equipment (FY) (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Equipment, gross		$ 141,058	$ 1,134,855
Accumulated depreciation		(125,544)	(1,107,108)
Equipment, net	$ 6,369	15,514	27,747
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, gross		98,307	186,456
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, gross		39,651	448,198
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Equipment, gross		$ 3,100	$ 500,201